SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010Share Plan (USD $)	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2014 2003 Share Plan [Member]	Oct. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Oct. 31, 2011 2003 Share Plan [Member]	Jul. 31, 2014 2010 Share Plan [Member]	Jul. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]	Oct. 31, 2011 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - The 2003 and 2010Share Plan [Line Items]
Options Outstanding, Shares		40,000,000			15,638,845		17,552,045	15,914,000		2,984,000	2,820,000	1,050,000
Options Outstanding, Weighted Average Exercise Price Per Share					$ 0.72		$ 0.81	$ 0.23		$ 0.245	$ 0.25	$ 0.31
Options Outstanding, Aggregate Intrinsic Value		$ 0						$ 612,000		$ 16,290
Options Exercisable at October 31, 2013		13,888,889	24,106,280					5,016,222		2,257,750
Options Exercisable at October 31, 2013								$ 0.23		$ 0.254
Options Exercisable at October 31, 2013		0	1,000,000					229,000		16,290
Options Granted, Shares	41,500,000	3,000,000				60,000		13,010,000		180,000	3,060,000
Options Granted, Weighted Average Exercise Price Per Share						$ 0.07		$ 0.22	$ 0.20	$ 0.20	$ 0.19
Options Forfeited, Shares				1,389,075	(581,200)	(195,000)
Options Forfeited, Weighted Average Exercise Price Per Share				$ 0.63	$ 0.74	$ 0.89
Cancelled						(1,067,000)
Cancelled						$ 0.86
Options Outstanding and Exercisable, Shares				13,984,770	15,638,845	16,350,045
Options Outstanding and Exercisable, Weighted Average Exercise Price Per Share				$ 0.74	$ 0.72	$ 0.72
Options Outstanding and Exercisable, Aggregate Intrinsic Value				$ 181,000	$ 95,000
Options Exercised, Shares		547,493		(265,000)	(130,000)			(80,000)		(16,000)	(1,290,000)
Options Exercised, Weighted Average Exercise Price Per Share				$ 0.145	$ 0.18			$ 0.16		$ 0.16	$ 0.16